Short-term and Long-term Borrowings - Schedule of Contractual Obligations (Detail) - Dec. 31, 2020	CNY (¥)	USD ($)
Contractual Obligation Fiscal Year Maturity [Abstract]
Payment due by period, less than 1 year	¥ 5,064,444	$ 776,160
Payment due by period, 1-2 years	5,064,444	776,160
Payment due by period,2 -3 years	25,082,717	3,844,095
Payment due by period, 3 - 4 year	24,094,803	3,692,690
Payment due by period, 4 - 5 year	23,070,814	3,535,757
Payment due by period, Greater than 5 years	43,102,962	6,605,818
Total	¥ 125,480,184	$ 19,230,680